INVESTMENTS IN ASSOCIATES - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Percentage of associate held			28.30%
Balance sheet		$ 16	$ 46
Impairment loss			109
Gain on disposal of interest in associate		0	0	$ 75
Issue of equity	[1]		1	$ 2
Associates [member]
Disclosure of associates [line items]
Balance sheet		16	46
Share of results of associates		$ (30)	(32)
Impairment of interest in associate			$ 109
Bioventus LLC
Disclosure of associates [line items]
Percentage of associate held		27.96%	28.30%
Balance sheet		$ 16	$ 46
Profit after taxation		(30)	(141)
Share of results of associates		(30)	(32)
Impairment loss			109
Fair value less cost of disposal		93
Impairment of interest in associate			$ 109
Gain on disposal of interest in associate		$ 0

[1]	Issue of ordinary share capital in connection with the Group’s share incentive plans.